Income Taxes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) subsidiary	Dec. 31, 2022 HKD ($) subsidiary	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current tax	$ 3,280		$ 16,636	$ 1,548
Deferred income tax (benefit)/expense	(3,563)		(4,718)	3,281
Income tax (benefit)/ expense	$ (283)		11,918	4,829
Tax rates
Number of subsidiaries incorporated in the British Virgin Islands subject to HK profits tax | subsidiary	3	3
Capital gain on indirect disposal of investments withholding tax rate	10.00%	10.00%
U.S. withholding tax (as a percent)	30.00%	30.00%
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	$ (410,422)		(215,740)	(189,734)
Tax calculated at the statutory tax rate of the Company	(67,720)		(35,597)	(31,306)
Different tax rates applicable in different jurisdictions	6,316		136	4,025
Tax valuation allowance	93,243		63,975	46,321
Preferential tax rate difference	(171)		(148)	(154)
Preferential tax deduction and credits	(40,791)		(29,838)	(18,814)
Expenses not deductible for tax purposes	8,886		8,684	3,476
Withholding tax on undistributed earnings of PRC entities	2,492		3,153	3,962
Others	(2,538)		1,553	(2,681)
Income tax (benefit)/ expense	(283)		11,918	4,829
HBYS
Tax rates
Capital gain on indirect disposal of investments withholding tax			14,373
Hong Kong
Current tax	301		310	457
Tax rates
Threshold of first tiered assessable profits	$ 300	$ 2.0
Tax rate for the first tiered assessable profits	8.25%	8.25%
Tax rate for the remaining assessable profits	16.50%	16.50%
PRC
Current tax	$ 2,580		$ 15,909	$ 872
Tax rates
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)	10.00%	10.00%	10.00%	10.00%
Lower withholding tax rate (as a percent)	5.00%	5.00%	5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%	100.00%
U.S. and others
Current tax	$ 399		$ 417	$ 219
US | Federal
Tax rates
Income tax rate (as a percent)	21.00%	21.00%
US | State | Minimum
Tax rates
U.S. state taxes (as a percent)	0.00%	0.00%
US | State | Maximum
Tax rates
U.S. state taxes (as a percent)	11.50%	11.50%
United Kingdom
Tax rates
Income tax rate (as a percent)	19.00%	19.00%
EU countries | Minimum
Tax rates
Income tax rate (as a percent)	15.00%	15.00%
EU countries | Maximum
Tax rates
Income tax rate (as a percent)	25.00%	25.00%